Equity - Proposal for distribution of profits (Details) kr / shares in Units, kr in Millions	12 Months Ended
Dec. 31, 2023 SEK (kr) kr / shares
Equity
Proposed dividend, percentage of period profit	20.00%
Dividend policy, minimum percentage of profit	20.00%
Dividend policy, maximum percentage of profit	40.00%
At the disposal of the Annual General Meeting	kr 18,577
Proposed dividends	248
Remaining disposable funds to be carried forward	kr 18,329
Proposed dividends per share | kr / shares	kr 62.24